SHARE CAPITAL (Schedule of Earnings Per Share Basic and Diluted) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of classes of share capital [abstract]
Net (loss) income attributable to equity holders of the Company (Loss/Income Numerator)	$ (6,566,440)	$ 5,907,726	[1]
Basic (loss) earnings per share (Loss/Income Numerator)	$ (6,566,440)	$ 5,907,726
Basic (loss) earnings per share (Shares Denominator)	153,294,454	146,254,726	[1]
Basic (loss) earnings per share (Per-Share Amount)	$ (0.04)	$ 0.04	[1]
Effect of dilutive securities:
Stock options and RSUs (Shares Denominator)		4,433,827
Diluted (loss) earnings per share (Loss/Income Numerator)	$ (6,566,440)	$ 5,907,726
Diluted (loss) earnings per share (Shares Denominator)	153,294,454	150,688,553	[1]
Diluted (loss) earnings per share (Per-Share Amount)	$ (0.04)	$ 0.04	[1]

[1]	Restated for change in presentation currency (note 2(c))